Summary of Liabilities for Guarantees (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 33,241	[1]	$ 25,376	[2]
Less reinsurance recoverables	27,997		23,984
Net balance	5,244		1,392
Incurred guarantee benefits	3,150		3,852
Paid guarantee benefits
Net change	3,150		3,852
Net balance	8,394		5,244
Plus reinsurance recoverables	24,822		27,997
Gross balance	33,216	[3]	33,241	[1]
Liability for guarantees related to death benefits and interest-sensitive life products
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	7,572	[1]	3,246	[2]
Less reinsurance recoverables	2,336		1,862
Net balance	5,236		1,384
Incurred guarantee benefits	3,150		3,852
Paid guarantee benefits
Net change	3,150		3,852
Net balance	8,386		5,236
Plus reinsurance recoverables	2,077		2,336
Gross balance	10,463	[3]	7,572	[1]
Liability for guarantees related to income benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	3,971	[1]	4,586	[2]
Less reinsurance recoverables	3,963		4,578
Net balance	8		8
Paid guarantee benefits
Net balance	8		8
Plus reinsurance recoverables	5,166		3,963
Gross balance	5,174	[3]	3,971	[1]
Liability for guarantees related to accumulation and withdrawal benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	21,698	[1]	17,544	[2]
Less reinsurance recoverables	21,698		17,544
Paid guarantee benefits
Plus reinsurance recoverables	17,579		21,698
Gross balance	$ 17,579	[3]	$ 21,698	[1]

[1]	Included in the total liability balance as of December 31, 2011 are reserves for variable annuity death benefits of $2.3 million, variable annuity income benefits of $4.0 million, variable annuity accumulation benefits of $18.7 million, variable annuity withdrawal benefits of $3.0 million and other guarantees of $5.2 million.
[2]	Included in the total liability balance as of December 31, 2010 are reserves for variable annuity death benefits of $1.9 million, variable annuity income benefits of $4.6 million, variable annuity accumulation benefits of $15.1 million and variable annuity withdrawal benefits of $2.4 million and other guarantees of $1.4 million.
[3]	Included in the total liability balance as of December 31, 2012 are reserves for variable annuity death benefits of $2.1 million, variable annuity income benefits of $5.2 million, variable annuity accumulation benefits of $15.5 million, variable annuity withdrawal benefits of $2.1 million and other guarantees of $8.4 million.